UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002


Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:        Charles E. Mather III
             --------------------------------------------
Address:     3819 The Oak Road
             --------------------------------------------
             Philadelphia, PA 19129
             --------------------------------------------

Form 13F File Number: 28- N/A


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Charles E. Mather III
Title:
Phone:        (215) 351-4700

Signature, Place, and Date of Signing:

   /s/ Charles E. Mather III       Saratoga Springs, NY      August 12, 2002
------------------------------    ---------------------     -----------------
          [Signature]               [City, State]                 [Date]

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


  Form 13F File Number         Name
  28-      04580               PNC Bank Delaware
         -----------------     -------------------------------------
  28-      03877               Fiduciary Trust Company International
         -----------------     -------------------------------------


                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            2
                                              -----------------------------

Form 13F Information Table Entry Total:       3
                                              -----------------------------

Form 13F Information Table Value Total:       $16,702
                                              -----------------------------
                                                      (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.   Form 13F File Number           Name
    1     28-04580                       PNC Bank Delaware
    2     28-03877                       Fiduciary Trust Company International

                           FORM 13-F INFORMATION TABLE

   COLUMN 1        COLUMN 2     COLUMN 3   COLUMN 4           COLUMN 5           COLUMN 6      COLUMN 7        COLUMN 8
--------------   ----------    ---------  ---------   ----------------------    ----------    ---------    ---------------------
                   TITLE OF                  VALUE    SHRS OR   SH/     PUT/    INVESTMENT      OTHER         VOTING AUTHORITY
NAME OF ISSUER       CLASS       CUSIP     (x$1000)   PRN AMT   PRN     CALL    DISCRETION     MANAGERS     SOLE  SHARED   NONE
--------------   ----------    ---------  ---------   ----------------------    ----------    ---------    ---------------------
Exxon Mobil Corp   Common       30231G102    $7,143    174,560  SH              Shared-other     1,2              174,560

Federal Home Ln    Common       313400301    $4,323    70,634   SH              Shared-other     1                 70,634
Mtg Corp

Merck & Co Inc     Common       589331107    $5,236    103,400  SH              Shared-other     1                103,400